Share Based Payment (Details) - Schedule of Restricted Stock Unit (RSU’s) Activity - RSU’s [Member] $ / shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Based Payment (Details) - Schedule of Restricted Stock Unit (RSU’s) Activity [Line Items]
Shares, Outstanding beginning	144,000
Weighted average grant date fair value, Outstanding beginning (in Dollars per share) | $ / shares	$ 176
Shares, Granted	640,479
Shares, Exercised	(467,479)
Shares, Outstanding ending	317,000
Weighted average grant date fair value, ending (in Dollars per share) | $ / shares	$ 249